Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	September 30, 2017	December 31, 2016
Office furniture and equipment	$100,577	$254,049
Less accumulated depreciation and amortization	(78,114)	(144,729)

	$22,463	$109,320

Property and equipment consist of the following:

	December 31,
	2016	2015
Office furniture and equipment	$254,049	$279,547
Less accumulated depreciation and amortization	(144,729)	(93,175)

	$109,320	$186,372